STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

July 29, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust

(Registration Nos: 33-43846 and 811-00524)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 142 (“Amendment No. 142”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed in order to delay the effectiveness of Post-Effective Amendment No. 140 to the Fund’s Registration Statement (“Amendment No. 140”) filed on May 15, 2008. Amendment No. 140 was filed to add a new series to the Fund—Dreyfus Premier Emerging Markets Debt Local Currency Fund (the “New Series”). The Dreyfus Corporation is delaying the launch of the New Series until September 2008.

The Fund will file a subsequent amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act prior to the effective date of Amendment No. 142 in order to seek an accelerated effectiveness date, to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, a revised 18f-3 plan and a revised Rule 12b-1 plan, and to make certain other revisions. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc: David Stephens

July 29, 2008

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust

(Registration Nos: 33-43846 and 811-00524)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE DREYFUS/LAUREL FUNDS TRUST

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President